                                        Registration No. 333-56018 and 811-10303
        As filed with the Securities and Exchange Commission on December 4, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

         Pre-Effective Amendment No.                                    /_/

         Post-Effective Amendment No.   3
                                     ---------                          /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/

         Amendment No.    4
                      ---------                                         /X/

                                  BUFFALO FUNDS
               (Exact Name of Registrant as Specified in Charter)

           BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, Including Area Code)

  Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
  -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With a Copy to:

                             Michael P. O'Hare, Esq.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective (check appropriate box):

        /_/ immediately upon filing pursuant to paragraph (b) of Rule 485

        /X/ on December 17, 2001 pursuant to paragraph (b) of Rule 485

        /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

        /_/ on (date) pursuant to paragraph (a)(1) of Rule 485

        /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

        /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                               Doc. #487131 v.01

BUFFALO(R) FUNDS

Mid Cap Fund

An equity fund seeking long-term capital growth through investments in medium-sized companies.

Shares of the Fund have not been approved or disapproved by the Securities and
Exchange Commission nor has the Commission passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Prospectus

December 17, 2001

JBXXXX

 ....................................................................................................................................

 ....................................................................................................................................

Prospectus                               December 17 , 2001

Buffalo Funds                            INVESTMENT ADVISER AND MANAGER:
                                         KORNITZER CAPITAL MANAGEMENT, INC.

Mid Cap Fund
                                         DISTRIBUTED BY:
                                         JONES & BABSON, INC.

 ....................................................................................................................................
Table of Contents
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Page
Information About the Fund

Investment Objective and Principal Investment Strategy                                          2

Principal Risk Factors                                                                          3

Past Performance                                                                                4

Fees and Expenses                                                                               4

Management and Investment Adviser                                                               5

Financial Highlights                                                                            6

Information About Investing

How to Purchase Shares                                                                          6

How to Redeem Shares                                                                            7

Shareholder Services                                                                            7

How Share Price is Determined                                                                   8

Distributions and Taxes                                                                         9

Additional Policies About Transactions                                                         10

Conducting Business with the Buffalo Funds                                                     12

 ....................................................................................................................................

Investment Objective and Principal Investment Strategy
------------------------------------------------------------------------------------------------------------------------------------

The investment objective for the Buffalo Mid Cap Fund is long-term capital growth. To pursue its investment objective, the Fund maintains a diversified portfolio of investments and normally invests at least 80% of its net assets in common stocks and other equity securities (including convertibles and warrants)
of medium-sized, or "mid-cap" companies.

The Fund considers a company to be a mid-cap company if it has a market capitalization between $1.5 billion and $10 billion at the time of purchase.
Market capitalization provides a measurement of a company's size, and it is calculated by multiplying all of a company's outstanding shares of stock by the stock's current price.

In its selection process, the Fund's Advisor seeks to identify long-term trends with the aim of investing in companies that it expects to have favorable operating environments during the three to five years that follow purchase. The
Advisor then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc., and 3) rigorous valuation analysis. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.

The Fund generally holds some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

The Fund's Board may change the investment objective and policies described in this prospectus without obtaining shareholder approval.

 ....................................................................................................................................
Principal Risk Factors
------------------------------------------------------------------------------------------------------------------------------------

Market Risks - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Fund is normally invested in equity securities, the value of the Fund will go up and down. In addition, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

The Fund's success depends largely on the adviser's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small or medium company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in "favor."

Medium-Sized Company Risks - Generally, medium-sized companies may have more potential for growth than larger companies. Investing in medium-sized companies, however, may involve greater risk than investing in larger companies, and these risks are passed on to funds that invest in them. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies.
Medium-sized company stocks may be bought and sold less often and in smaller amounts than larger company stocks. Therefore, if the Fund wants to sell a large quantity of a medium-sized company's stock it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. The Fund's Advisor tries to minimize this risk by investing in stocks that are readily bought and sold. An investment in the Buffalo Mid Cap
Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations.

 ....................................................................................................................................
Past Performance
------------------------------------------------------------------------------------------------------------------------------------

The Fund is new and therefore, there is no past performance information. The
Fund's performance will vary from year to year. Past performance does not necessarily indicate how a fund will perform in the future. As a shareholder, you may lose or make money on your investment. When the Fund establishes a performance record, this section will contain a bar chart that shows changes in the Fund's returns from year to year, as well as a table that shows the Fund's average total returns.

 ....................................................................................................................................
Fees & Expenses
------------------------------------------------------------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                                               Buffalo
                                                                                               Mid Cap
                                                                                                Fund
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)

      Maximum Sales Charge (Load) Imposed on Purchases                                             None

      Maximum Deferred Sales Charge (Load)                                                         None

      Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  None

      Redemption Fee                                                                               None1

      Exchange Fee                                                                                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

      Management Fees                                                                                1.00%

      Distribution (12b-1) fees                                                                       None

      Other Expenses                                                                                 .05%2
                                                                                                     -----

      Total Annual Fund Operating Expenses                                                           1.05%

1.  A $10 fee is imposed for redemptions by wire.
2. The Fund is new so the amount of "Other Expenses" is based on estimates for the current fiscal year.

 ....................................................................................................................................

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                  1 Year            3 Years
                                                                                  -------------------------

Buffalo Mid Cap  Fund                                                               $107              $334

 ....................................................................................................................................
Management and Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------

Kornitzer Capital Management, Inc. ("KCM"), the Fund's manager and investment adviser, was founded in 1989. In addition to managing and advising the other six
Buffalo mutual funds, it provides advisory services to a broad variety of individual, corporate and other institutional clients. As manager, KCM provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Mid Cap Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including fees for registering the Fund with the Securities and Exchange
Commission and fees paid to various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings

The Buffalo Funds are managed by a team of four individuals. Kent Gasaway is the lead manager for the Buffalo Mid Cap Fund. Kent joined KCM in 1991 and is a
Chartered Financial Analyst with 18 years of research and management experience.
He holds a BS in Business Administration from Kansas State University. John
Kornitzer has over 30 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding Kornitzer Capital
Management, Inc. in 1989. Tom Laming joined KCM in 1993 and is an experienced aerospace engineer and research analyst. He holds a BS in Physics from the
University of Kansas, an MS in Aeronautics and Astronautics from MIT, and an MBA from Indiana University. Rob Male is a Chartered Financial Analyst with more than 11 years of investment research experience, who joined KCM in 1997. Rob was an investment manager with USAA, in San Antonio, TX, from 1992 to 1997. He holds a B.S. in Business Administration from the University of Kansas and an MBA from
Southern Methodist University. For its services, the Fund pays KCM a fee at the annual rate of one percent (1.00%) of the Fund's average daily net assets.
Kornitzer Capital Management is located at 5420 West 61st Place, Shawnee
Mission, KS 66205.

Jones &  Babson,  Inc., which was formed in 1959,  serves as the distributor and  transfer  agent for the Fund.  Jones &  Babson,  Inc. is located at BMA
Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

 ....................................................................................................................................
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------

The Fund is new and therefore, there are no financial highlights.

 ....................................................................................................................................
How to Purchase Shares
------------------------------------------------------------------------------------------------------------------------------------

No Load Fund

o There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 12 for details)

o By phone, mail or wire

o Through Automatic Monthly Investments

o Through exchanges from another Buffalo or Babson Fund

Minimum Initial Investment

o $2,500 (unless Automatic Monthly)

o $100 with an Automatic Monthly Investment Plan

o $250 for IRA and Uniform Transfer (Gift) to Minors accounts

o $1,000 for exchanges from a Babson Money Market or another Buffalo Fund

Minimum Additional Investment

o $100 by mail

o $1,000 by wire

o $100 for Automatic Monthly Investments or telephone (ACH)

o $1,000 for exchanges from a Babson Money Market or Buffalo Fund

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment (usually $2,500). If your account falls below this amount due to redemptions (not due to market action) we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

 ....................................................................................................................................
How To Redeem Shares
------------------------------------------------------------------------------------------------------------------------------------

You may withdraw from your account at any time in the following amounts:

o any amount for redemptions requested by mail

o $1,000 or more for redemptions wired to your account ($10 fee)

o $50 or more for redemptions by a systematic redemption plan (there may be a fee)

o $1,000 or more for exchanges to another fund

o $100 or more for redemptions by automatic monthly exchange to another fund

o $100 or more via ACH; there is no fee but funds may take 4 days to reach your account

o Up to $25,000 by telephone (you must first request this option in writing with a signature guarantee)

 ....................................................................................................................................
Shareholder Services
------------------------------------------------------------------------------------------------------------------------------------

The following services are also available to shareholders. Please call
1-800-49-BUFFALO (1-800-492-8332) for more information:

o Uniform Transfers (Gifts) to Minors accounts

o Accounts for corporations or partnerships

o Sub-Accounting Services for Keogh, tax qualified retirement plans, and others

o Prototype Retirement Plans for the self-employed, partnerships and corporations

o Traditional IRA accounts

o Roth IRA accounts

o Education IRA accounts

o Simplified Employee Pensions (SEPs)

 ....................................................................................................................................
How Share Price Is Determined
------------------------------------------------------------------------------------------------------------------------------------

Shares of the Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the
Fund is open for business (generally the same days that the New York Stock
Exchange is open for trading). The Fund is generally closed on weekends, national holidays and Good Friday.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Fund's Board of
Trustees.

 ....................................................................................................................................
Distributions And Taxes
------------------------------------------------------------------------------------------------------------------------------------

The Fund pays distributions from net investment income semi-annually, usually in
June and December. Distributions from net capital gains realized on the sale of securities will be declared by the Fund annually on or before December 31. Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash ($10 minimum check amount). We automatically reinvest all dividends under $10.00 in additional shares of the
Fund. There are no fees or sales charges on reinvestments.

Tax Considerations - On June 7, 2001 President Bush signed into law the Economic
Growth and Tax Relief Reconciliation Act of 2001, which includes provisions that significantly reduce individual federal income tax rates and provide additional savings incentives for individuals generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs. You should contact your personal tax advisor if you have questions about how this
Act will affect your investment in the Fund.

In general, if you are a taxable investor, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If you invest in a
Fund shortly before it makes a distribution, you may receive some or all of your investment back in the form of a taxable distribution.

When you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Buffalo
Fund or Babson Money Market Fund is the same as a sale. Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local tax. Non-U.S. investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Backup Withholding - By law, the Fund must withhold a portion of your taxable distributions and sale proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S.
person (including a U.S. resident alien). The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 30.5% of your taxable distributions or redemption proceeds for calendar year 2001, after
August 6, 2001, 30% for calendar years 2002 and 2003, 29% for calendar years
2004 and 2005, and 28% for calendar years 2006 through 2010.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in
December but paid in January are taxable as if they were paid in December.

 ....................................................................................................................................
Additional Policies About Transactions
------------------------------------------------------------------------------------------------------------------------------------

We cannot process transaction requests unless they are properly completed as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Fund and its shareholders.

Redemptions - We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a proper redemption request. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you will incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Market Timers - The Fund may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

Signature Guarantees - You can obtain a signature guarantee from most banks, credit unions, savings & loans or securities broker/dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

o A redemption check sent to a different payee, bank or address than we have on file.

o A redemption check mailed to an address that has been changed within the last
30 days.

o A redemption for $25,000 or more in writing.

o A change in account registration or redemption instructions.

 ....................................................................................................................................

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the Buffalo Fund or Babson Money Market Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the fund being purchased. Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed and we reasonably believe the instructions are genuine, the Fund is not liable for any loss due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc.
assumes responsibility for the authenticity of telephone redemption requests.

 ....................................................................................................................................

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Doc. #466385 v.03
 ....................................................................................................................................
Conducting Business with the Buffalo Funds
------------------------------------------------------------------------------------------------------------------------------------

By Phone                                         How to Open an Account
------------------------------------------------ -------------------------------------------------
1-800-49-BUFFALO                                 If you already have an account with us and you
(1-800-492-8332)                                 have authorized telephone exchanges, you may
in the Kansas City area 751-5900                 call to open an account in another Babson or
                                                 Buffalo Fund by exchange ($1,000 minimum). The
You must authorize each type of telephone        names and registrations on the accounts must be
transaction on your account application or the   identical.
appropriate form, available from us. All
account owners must sign. When you call, we
may request personal identification and tape
record the call.

By Mail
------------------------------------------------ --------------------------------------------------
Initial Purchases                                Complete and sign the application that
and Redemptions:                                 accompanies this Prospectus. Your initial
Buffalo Funds                                    investment must meet the minimum amount. Make
P.O. Box 219757                                  your check payable to UMB Bank, n.a.
Kansas City, MO 64121-9757

Subsequent Purchases:
Buffalo Funds
P.O. Box 219779
Kansas City, MO 64121-9779

By Wire
------------------------------------------------ ---------------------------------------------------
UMB Bank, n.a.,                                  Call us first to get an account number. We will
Kansas City, Missouri,                           require information such as your Social
  ABA#101000695                                  Security or Taxpayer Identification Number, the
For Buffalo Mid Cap Fund                         amount being wired ($2,500 minimum), and the
  AC=9870595095                                  name and telephone number of the wiring bank.
OBI = (your account number and                   Then tell your bank to wire the amount. You
       account name)                             must send us a completed application as soon as
                                                 possible or payment of your redemption proceeds
                                                 will be delayed.

Through Automatic Transaction Plans
----------------------------------------------------------------------------------------------------
You must authorize each type of automatic        Not applicable.
transaction on your account application or
complete an authorization form, available from us
upon request. All registered owners must sign.

---------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Doc. #466385 v.03

How to Add to an Account                      How to Sell Shares                       How to Exchange Shares
----------------------------------------- ---------------------------------------- -------------------------------------------------
You may make investments ($1,000 minimum)     You may withdraw any amount up to        You may exchange shares ($1,000 minimum or
by telephone. After we have received your     $25,000 by telephone, provided you       the initial minimum fund requirement) for
telephone call, we will deduct from your      have registered for this service         shares in another Buffalo Fund or Babson
checking account the cost of the shares.      previously. We will send funds only to   Money Market Fund. The shares being
                                              the address of record.                   exchanged must have been held in open
Availability of this service is subject to                                             account for 15 days or more.
approval by the Fund and participating
banks.

--------------------------------------------- ---------------------------------------- ---------------------------------------------
Make your check ($100 minimum) payable to     In a letter, include the genuine         In a letter, include the genuine signature
UMB Bank, n.a. and mail it to us. Always      signature of each registered owner       of each registered owner, the account
identify your account number or include the   (exactly as registered), the name of     number, the number of shares or dollar
detachable reminder stub (from your           each account owner, the account number   amount to be exchanged ($1,000 minimum) and
confirmation statement).                      and the number of shares or the dollar   the Buffalo or Babson Money Market Fund into
                                              amount to be redeemed. We will send      which the amount is being transferred.
                                              funds only to the address of record.

--------------------------------------------- ---------------------------------------- ---------------------------------------------
Wire share purchases ($1,000 minimum)         Redemption proceeds ($1,000 minimum)     Not applicable.
should include the names of each account      may be wired to your pre-identified
owner, your account number and the name of    bank account.
the Fund in which you are purchasing shares.  A $10 fee is deducted. If your written
You should notify us by telephone             request is received before 4:00 P.M.
that you have sent a wire purchase order to   (Eastern Time) we will normally wire
UMB Bank, n.a.                                the following business day. If we receive
                                              your written request after 4:00 P.M.
                                              (Eastern Time), we will normally wire
                                              funds on the second business day.
                                              Contact your bank about the time of
                                              receipt and availability.

--------------------------------------------- ---------------------------------------- ---------------------------------------------
Automatic Monthly Investment:                 Systematic Redemption Plan:              Monthly Exchanges:

You may authorize automatic monthly           You may specify a dollar amount ($50     You may authorize monthly exchanges from
investments in a constant dollar amount       minimum) to be withdrawn monthly or      your account ($100 minimum) to another
($100 minimum) from your checking account.    quarterly or have your shares redeemed   Buffalo Fund or Babson Money Market Fund.
We will draft your checking account on the    at a rate calculated to exhaust the      Exchanges will be continued until all shares
same day each month in the amount you         account at the end of a specified        have been exchanged or until you terminate
authorize.                                    period. A maximum fee of $1.50 may be    the service.
                                              charged for each withdrawal.
                                              You must own shares in an open account
                                              valued at $10,000 when you first authorize
                                              the systematic redemption plan.
                                              You may cancel or change your plan
                                              or redeem all your shares at any
                                              time. We will continue withdrawals
                                              until your shares are gone or until
                                              the Fund or you cancel the plan.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BUFFALO FUNDS

Balanced Fund
Equity Fund
High Yield Fund
Mid Cap Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

Additional Information

The Statement of Additional Information (SAI) contains additional information about the Buffalo Mid Cap Fund and is incorporated by reference into this
Prospectus. The Fund's annual and semi-annual reports to shareholders contain additional information about each of the Buffalo Fund's investments. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the previous year. Because the Mid Cap Fund is new, it has not yet published an annual or semi-annual report to shareholders.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below. You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC
(202-942-8090) or by accessing the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102, or by sending an e-mail request to
publicinfo@sec.gov.

BUFFALO FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757

                                       Investment Company Act
                                       file numbers
                                       811-8364 (Balanced Fund)
                                       811-8900 (Equity Fund)
                                       811-8898 (High Yield Fund)
                                       811-10303 (Mid Cap Fund)
                                       811-10303 (Science & Technology Fund)
                                       811-8509 (Small Cap Fund)
                                       811-8896 (USA Global Fund)

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

                                                                                                                     1Doc. #487131 v.01

                              BUFFALO MID CAP FUND
                           (a series of Buffalo Funds)

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 17, 2001

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Mid Cap Fund's current Prospectus, dated December 17,
2001. To obtain the Prospectus or any available Annual Report or Semi-Annual
Report to shareholders, free of charge, please call the Buffalo Funds toll-free at 1-800-49-BUFFALO (1-800-492-8332), or in the Kansas City area (816) 751-5900.
When available, certain information from the Annual Report will be incorporated by reference into this Statement. The Mid Cap Fund is a series of the Buffalo
Funds, a Delaware business trust organized on February 14, 2001.

                                TABLE OF CONTENTS
                                                                                                                           Page
Introduction............................................................ 2
Information About the Funds' Investments.................................2

    Principal Investment Objective and Strategy..........................2
    General Investment Objectives and Strategies and

                                                                                                                      Doc. #487131 v.01

                                  INTRODUCTION

Buffalo Mid Cap Fund (hereafter, the "Fund") is a series of Buffalo Funds (the
"Trust"), which is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is classified as a diversified fund under the 1940 Act, which means that the assets of the Fund are invested in a diversified portfolio of securities. This
Statement of Additional Information supplements the information contained in the
Fund's Prospectus dated December 17, 2001.

Unless otherwise indicated, the investment objective, strategies, and policies, described below and in the Prospectus may be changed by the Board of Trustees without shareholder approval. Generally, the policies and restrictions discussed in this SAI and in the Prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation. The Fund's investments are selected by Kornitzer Capital Management, Inc. ("Kornitzer"), which is the investment adviser and manager (the "Advisor") for all of the Buffalo Funds.

                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

The Fund's investment objective is long-term capital growth. To achieve this, the Fund generally invests at least 80% of its net assets in common stocks and other equity securities (including convertibles and warrants) of medium-sized companies. The Buffalo Mid Cap Fund will normally invest in a broad array of securities, which are diversified in terms of companies and industries.
Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Investment in medium-sized company securities may involve greater price volatility than securities of larger, more established companies.

Equity securities. The Fund will invest in equity securities. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities.

Convertible securities. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted with a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security and not as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price, which is the price at which the common stock underlying the convertible security may be obtained, of the convertible security is less than the call price, which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

In addition, the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

Warrants. The Fund may invest in warrants. A warrant allows the holder to purchase a security at a fixed price during a preset time period. The value of a warrant will increase, if the market value of a particular security increases after the warrant is purchased. If the market value of the security decreases after the warrant is purchased or if the term of the warrant expires before it is exercised, the holder of the warrant will incur a loss. Warrants do not provide the holder the right to receive dividends or the right to vote.

Cash management. The Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash. Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Fund's Advisor looks for suitable investment opportunities. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During these times, the
Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Fund will apply the following criteria to its investments:

     (1) Certificates of deposit, bankers' acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the
         Federal Deposit Insurance Corporation or holding companies of such banks;

(2)      Commercial paper will be limited to companies rated P-2 or higher by
         Moody's or A-2 or higher by S&P(R), or if not rated by either
         Moody's or S&P(R), a company's commercial paper may be purchased, if the company has an outstanding bond issue rated Aa or higher by
         Moody's or AA or higher by S&P(R);

(3)      The Fund will purchase only short-term debt securities that are non-convertible, that have one year or less remaining to maturity at the date of purchase, and that are rated Aa or higher by Moody's or AA or higher by S&P(R); and,

(4)      The Fund will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal
         Home Loan Banks Association and insured by the Federal Savings and Loan
         Insurance Corporation.

The securities used for cash management can go down in value. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

Repurchase agreements. The Fund may invest in issues of the United States
Treasury or a United States government agency subject to repurchase agreements.
A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period.
Under the 1940 Act, repurchase agreements are considered loans by the Fund.

The Fund will enter into repurchase agreements only with United States banks having assets in excess of $1 billion, which are members of the Federal Deposit
Insurance Corporation, and with certain securities dealers who meet the qualifications as set from time to time by the Fund's Board of Trustees of the
Buffalo Funds Trust. The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the
Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Debt securities. In addition to investing for cash management purposes, the Fund may invest in debt securities on an intermittent basis. A debt security represents a loan of money by the purchase of the securities to the issuer. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividends to holders of its equity securities. Bonds, notes, debentures and commercial paper are types of debt securities. Each of these differs in the length of the issuers payment schedule, with having commercial paper the shortest payment schedule.

Debt securities are also subject to the risks described in this SAI's Cash
Management explanation. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The Fund may buy debt securities that are rated A or higher by Moody's Investors Service, Inc. (Moody's) or Standard &
Poor's Ratings Group (S&P (R)); or unrated debt that is determined to be comparable quality.

Asset-backed securities. The Fund may invest in asset-backed securities.
Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party.
Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

As with all fixed-income securities, the value of asset-backed securities will fluctuate in response to changing interest rates and in response to the general economy. In addition to risks presented by changes in interest rates, prepayments, early calls, and defaults can reduce returns on asset-backed securities.

Illiquid and restricted securities. The Fund may invest in illiquid and restricted securities, but the Fund will not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment.

Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").
Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

The Fund may also, when consistent with its investment objective and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the Fund's Advisor determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. The practice of investing in Rule 144A Securities could increase the level of a
Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Covered call options. The Fund is authorized to write, which means sell, covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to some such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Up to 25% of the Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the
Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short-term or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which result in a deferral of some losses for tax purposes.

ADRs. The Fund may gain international exposure through investing in American
Depository Receipts (ADRs). ADRs, which are issued by domestic banks, are publicly traded in the United States and represent ownership in underlying foreign securities. The Fund does not intend to invest directly in foreign securities or foreign currencies.

The Fund is authorized to invest up to 25% of the Fund's total assets in ADRs, but presently expects to limit its investments in ADRs to less than 5% of total assets. Most ADRs are traded on a U.S. stock exchange and can be sponsored or unsponsored. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored
ADR. Investing in foreign companies, even through ADRs, may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the
ADRs with respect to the U.S. dollar.

Fundamental Investment Policies and Restrictions. The Board of Trustees of the
Trust have adopted the following fundamental policies for the Buffalo Mid Cap
Fund. These policies cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of the Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Diversification. The Fund is classified as diversified as defined under the 1940
Act and the Fund may not change its classification from diversified to non-diversified without shareholder approval. Under the 1940 Act, diversified generally means that the Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies, or purchase more than 10% of the voting securities of any one issuer.

Concentration. The Fund will not make investments that will result in the concentration, as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. In applying this fundamental policy concerning industry concentration, the Fund will apply a non-fundamental policy, described hereafter, governing categorization of companies into specific industries.
Concentration will be examined by looking at each company's particular niche and not its general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, and telecommunications will each be a separate industry. Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Borrowing. The Fund will not borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit; and the following sentences describe the current regulatory limits. The
Fund may borrow up to 5% of its total assets for temporary purposes. In addition, for temporary defensive purposes, the Fund may borrow more than 5% of its total assets from banks, provided that if borrowings exceed 5%, the Fund will have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. This provision allows the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets, including those assets represented by the borrowing.

Underwriting. The Fund will not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities. The Fund will not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Loans. The Fund will not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental Investment Policies and Restrictions. In addition to the Fund's investment objective and policies described in the Prospectus and in this SAI, the Fund will be subject to the following non-fundamental investment restrictions, which the Board of Trustees may change without shareholder approval.

(1)      Other Investment Companies. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. But the Fund may not operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section
         12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3%
         of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

(2)      The Fund will not borrow for the purpose of leveraging its investments.
         In this regard, the Fund will not purchase portfolio securities when borrowings exceed 5% of its total assets.

Portfolio Transactions. Kornitzer makes the decisions about buying and selling securities for the Fund, selecting brokers and dealers to execute securities transactions, and allocating a portfolio brokerage and principal business and negotiating commissions and/or price of the securities. In instances where securities are purchased on a commission basis, Kornitzer will seek best execution of transactions at competitive and reasonable commission rates based on all circumstances related to the trade.

The level of brokerage commissions generated by the Fund is directly related to the number and the size of the buy and sell transactions into which the Fund enters. The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Fund, the Advisor's interpretation of the market or economic environment, etc.

The Fund believes it is in its best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. The Funds may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Fund will not normally pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who did not provide such benefits or services. The Fund, however, reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Both the Fund's Board of Trustees and
Kornitzer regularly review brokerage allocation.

When the Advisor in its fiduciary duty believes it to be in the best interest of the shareholders, the Fund may join with other clients of the Advisor in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

                              PERFORMANCE MEASURES

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of each
Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods-when applicable, and may be given for other periods as well, such as from commencement of the Fund's operations, or on a year-by-year basis. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return. The Fund's "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and
Exchange Commission. The formula can be expressed as follows:

  P(1+T)n     =  ERV

  Where:  P=  a hypothetical initial payment
                 of $1,000

          T=  average annual total return

          n=  number of years

      ERV        = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or
                 fractional portions thereof).

From time to time, the Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

Yield = 2(((a-b)/cd + 1)^6)- 1)

         Where:

a  =     dividends and interest earned during the period

b  = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period.

Performance Comparisons. In advertisements or in reports to shareholders, the
Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services,
Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the
Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the Russell 2000 Index, a small company stock index, or the Consumer Price
Index.

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial
World, Forbes, Smart Money, Mutual Fund Magazine, U.S. News & World Report,
Business Week, The Wall Street Journal, Investors Business Daily, USA Today,
Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The
Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load
Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter,
Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger
Investment Companies Service and Donoghue's Mutual Fund Almanac.

                          PURCHASING AND SELLING SHARES

Purchases. Neither the Fund nor the entities that provide services to it (the
"Fund Complex") will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Shares of the Fund may be purchased directly from the Fund without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. A charge of $25.00 will be made for any certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

The Fund reserves the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of Fund's management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the
Fund against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Sales (Redemptions). The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. The Fund must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The Fund may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of Fund securities is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming Fund shares on a regular basis; or (4) for such other periods as the Securities and Exchange
Commission may by order permit for the protection of the Fund's shareholders.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company
Act of 1940 pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.

How Share Price is Determined. The Fund's net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m., Eastern Time except: days when the Fund is not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which the Fund receives no purchase or redemption orders; and customary holidays.

The Fund does not compute its net asset value on days when the New York Stock
Exchange is closed or on the following customary holidays:

New Year's Day                              January 1
Martin Luther King Jr. Day                  Third Monday in January
Presidents' Holiday                         Third Monday in February
Good Friday                                 Friday before Easter
Memorial Day                                Last Monday in May
Independence Day                            July 4
Labor Day                                   First  Monday in September
Thanksgiving Day                            Fourth Thursday in November
Christmas Day                               December 25

Additional Purchase and Redemption Policies.  The Fund reserves the right to:

     (1) Waive or increase the minimum investment requirements with respect to any person or class of persons, which includes shareholders that invest through any of the Fund's special investment programs;

     (2) Cancel or change the telephone investment service, the telephone exchange service and the automatic monthly investment plan without prior notice to you when doing so is in the best interest of the Fund and its shareholders;

     (3) Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you;

     (4) Begin charging a fee for the telephone service and to cancel or change the service upon 60 days written notice to you;

     (5) Begin charging a fee for the systematic redemption plan upon 30 days written notice to you;

     (6) Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders; the Fund may also waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and,

     (7) Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

                      MANAGEMENT OF THE TRUST AND THE FUND

The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of the Fund's shareholders. The Trustees are experienced business persons, who meet throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and to review performance.

Trustees and Officers. The officers of the Trust are responsible for supervising the business operations of the Fund. The business of the Fund is largely conducted by the Fund's Advisor- Kornitzer, and is subject to the supervision and control of the Board of Trustees.

The following lists the officers and trustees, names, ages, positions and business background.

Stephen S. Soden (56),  President and  Trustee1.  700 Karnes  Boulevard,  Kansas
City, Missouri  64108-3306.  President and Director (or Trustee) of, Jones &
Babson, Inc. and of each of the Babson Funds,  Buffalo Funds, J&B Funds, and
Investors  Mark  Series  Fund,  Inc.;  Mr.  Soden is  Director  and Senior  Vice
President of Business  Men's  Assurance  Company of America,  Inc. and serves as
President and Director of BMA Financial Services, Inc.

Kent W. Gasaway (41), Trustee2.  5420 West 61st Place,  Shawnee Mission,  Kansas
66205.  Director (or Trustee) of each Buffalo Fund since inception.  Senior Vice
President, Kornitzer Capital Management, Inc., since November 1991; and formerly
Assistant Vice President,  Waddell & Reed, Inc.,  (mutual fund manager) from
May 1982 to November 1991.

Thomas S. Case (60), Trustee. 515 Piney Creek Road, Reno, Nevada 89511. Director
(or  Trustee)  of each  Buffalo  Fund since  inception;  Retired;  and  formerly
President  and  Chief  Executive   Officer,   the  Frankona  American  Companies
(insurance company).

Gene M. Betts (49),  Trustee.  P.O.  Box 11315,  Kansas  City,  Missouri  64112.
Director (or Trustee) of each Buffalo Fund since  February 6, 2001,  Senior Vice
President and Treasurer, Sprint Corporation (telecommunications) since 1987; and
formerly, Director, Great Plains Trust Company (1994-2000).

J. Gary  Gradinger  (58),  Trustee.  400 E. 10th Avenue,  Kansas City,  Missouri
64116.  Director  (or  Trustee)  of each  Buffalo  Fund since  February 6, 2001,
Chairman,  President and Chief Executive Officer, Golden Star Inc. (manufacturer of textile and cleaning products) since 1968.

Philip J. Kennedy (56), Trustee. 1109 E. Pine Street, Grove City, Pennsylvania
16127. Director (or Trustee) of each Buffalo Fund since February 6, 2001,
Faculty member, Accounting Department, Slippery Rock University since 1984;
Self-employed consultant and certified public accountant; and formerly,
Director, Great Plains Trust Company (1994-2000).

P. Bradley Adams (40),  Vice  President  and  Treasurer.  700 Karnes  Boulevard,
Kansas City,  Missouri  64108-3306.  Vice President and  Treasurer,  Jones &
Babson,  Inc., and of each of the Babson Funds, Buffalo Funds and J&B Funds;
Principal Financial Officer, Investors Mark Series Fund, Inc.

W. Guy Cooke (40),  Vice  President  and Chief  Compliance  Officer.  700 Karnes
Boulevard,  Kansas City, Missouri  64108-3306.  Chief Compliance Officer,  Jones
&  Babson,  Inc.; Vice President and Chief Compliance Officer of each of the
Babson  Funds,  Buffalo  Funds and J&B  Funds.  Mr. Cooke joined Jones &
Babson in March 1998 and  previously  was  Director  of  Compliance  at American
Century Companies.

Martin A. Cramer (51),  Vice  President  and  Secretary.  700 Karnes  Boulevard,
Kansas City,  Missouri  64108-3306.  Vice President and  Secretary,  Jones &
Babson,  Inc., and of each of the Babson Funds, Buffalo Funds and J&B Funds;
Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (39), Vice  President.  700 Karnes  Boulevard,  Kansas City,
Missouri  64108-3306.  Assistant Vice President,  Jones & Babson, Inc.; Vice
President of each of the Babson Funds, Buffalo Funds and J&B Funds.

--------

1 Mr. Soden is considered an interested trustee, as defined in the Investment
Company Act of 1940, as amended, due to his employment with Jones & Babson,
Inc., the Fund's underwriter.

2 Mr. Gasaway is considered an interested trustee, as defined in the Investment
Company Act of 1940, as amended, due to his employment with Kornitzer, the
Fund's Advisor.

The Fund has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to the Fund's accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent auditors. The Audit Committee is comprised of
Messrs. Case, Betts, Gradinger and Kennedy, the Fund's Independent Trustees. The
specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Fund's procedures for internal auditing, and reviewing the Fund's system of internal accounting controls.

Compensation. The Fund does not directly compensate any Trustee or officer for their normal duties and services. Mr. Gasaway and Mr. Soden, who are interested
Trustees due to their employment with the Fund's adviser and underwriter, respectively, are compensated by those organizations and not by the Fund. The fees of the Independent Trustees, including travel and other expenses related to the Board meetings, are paid by Kornitzer pursuant to the provisions of the
Fund's Management Agreement.

Each Independent Trustee receives an annual retainer of $3,000, plus $125 for each Fund Board meeting attended. The Board of Trustees generally meets four times each year. The following chart sets forth the Trustees' annual compensation, all of which is paid by Kornitzer.

                                     Compensation for            Pension or         Total Compensation From
                                      Serving on the             Retirement                Funds and
           Name of Trustee             Funds Board            Benefits Accrued            Fund Complex

      Stephen S. Soden                     -0-                       -0-                      -0-
      Kent W. Gasaway                      -0-                       -0-                      -0-
      Thomas S. Case                       $750                      -0-                     $5,000
      Gene M. Betts                        $750                      -0-                     $3,750
      J. Gary Gradinger                    $750                      -0-                     $3,750
      Philip J. Kennedy                    $750                      -0-                     $3,750

As of December 14, 2001 the officers and Trustees as a group own less than 2.27%
of the Fund.

Investment Adviser and Manager. Kornitzer serves as the Fund's investment adviser and manager. Kornitzer is a federally registered investment advisory firm that was founded in 1989. It currently manages approximately $1.3 billion in assets for mutual funds, corporations, pensions and individuals. In addition to the Buffalo Funds, Kornitzer serves as sub-adviser to the AFBA 5Star Funds, a family of mutual funds sponsored by the Armed Forces Benefit Association with objectives and policies substantially similar to that of the Buffalo Funds.

Kornitzer is a closely-held corporation controlled by persons, who are active in the management of the firm's business. John C. Kornitzer is the principal stockholder of the firm and serves as the firm's president and Chairman of the
Board of Directors. Kent W. Gasaway, Thomas W. Laming and John C. Kornitzer each own more than 5% of the firm.

Jones & Babson, Inc. serves as the Fund's underwriter, transfer agent and fund accounting agent. Certain officers and Trustees of the Trust are also officers or directors of Jones & Babson, Inc. or Kornitzer or both. Jones
& Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance
Company of America, which is considered to be a controlling person under the
Investment Company Act of 1940. Assicurazioni Generali S.P.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance
Company of America. Mediobanca is a 5% owner of Generali.

As compensation for its services, the Fund pays Kornitzer a fee at the annual rate of one percent (1%) of average daily net assets from which Kornitzer pays
Jones & Babson, Inc. a fee of 50/100 of 1% (.50%) of average daily net assets. Both fees are computed daily; the Fund pays Kornitzer's fee monthly.

Code of Ethics. The Fund, its Adviser and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment
Company Institute's 1994 Report of the Advisory Group on Personal Investing. The
codes of ethics are on file with the Securities and Exchange Commission.

Custodian. The Fund's assets are held for safe-keeping by an independent custodian, UMB Bank, n.a. This means UMB Bank, n.a., rather than the Fund, has possession of the Fund's cash and securities. UMB Bank, n.a. is not responsible for the Fund's investment management or administration. But, as directed by Fund officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased securities from a Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of a Fund's expenses. The custodian is compensated by Jones & Babson, Inc. out of the fees paid to it by Kornitzer. There is no charge to the Fund.

Independent Auditors. The Fund's financial statements are audited by independent auditors approved by the Trustees each year, and in years in which an annual meeting is held the Trustees may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas City
Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, is the Fund's
current auditor.

Control Persons and Principal Holders of the Funds. As of December 17, 2001,
there were no control persons or principal holders of shares of the Fund.
Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities.

                             DISTRIBUTIONS AND TAXES

2001 Tax Act. On June 7, 2001, President Bush signed into law the Economic
Growth and Tax Relief Reconciliation Act of 2001 (the "Tax Act"). The Tax Act
includes provisions that significantly reduce individual income tax rates, provide for marriage penalty relief, eliminate current phase-outs of the standard deduction and personal exemptions, provide for additional savings incentives for individuals, generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs, and provide for limited estate, gift and generation-skipping tax relief. While these provisions have an important tax impact on individual investors in the Fund, their impact on the Fund itself are limited, as discussed in the following paragraphs.

Distributions of net investment income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to shareholders. If you are a taxable investor, any income the Fund pays to you will be taxable as ordinary income, whether you take the income in cash or in additional shares.

Distributions of capital gains. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains, regardless of how long you have held your shares in the Fund. Any net capital gains realized by a Fund generally will be distributed once each year, but they may be distributed more frequently, if necessary to reduce or eliminate excise or income taxes on the Fund.

Taxation of five year gains-shareholders in the 10 and 15% federal brackets. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from the Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five-year gains qualifying for this reduced tax rate.

Taxation of five year gains-shareholders in higher federal brackets. If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or 35%
brackets when these brackets are fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from the Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

You may, however, elect to mark your Fund shares to market as of January 2,
2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006.
However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

Information on the amount and tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.
If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal
Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Fund generally does not pay federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to maintain the Fund's qualification as a regulated investment company, if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the
Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in
December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions, including redemptions in-kind, and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Buffalo Fund of Babson Money Market Fund , the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund, through reinvestment of dividends or otherwise, within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. government obligations. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations o the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the
Fund. Income on Fund investments in other certain obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations, for example Government National
Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA")
obligations, generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that the Fund anticipates only a small percentage of any dividends the Fund pays are expected to qualify for the dividends-received deduction. Qualifying dividends generally are limited to dividends of domestic corporations. In some circumstances, you may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the
Fund as eligible for this treatment. All dividends, including the deducted portion, must be included in your calculation of alternative minimum taxable income.

Investment in complex securities. The Fund may invest in complex securities, such as covered call options, that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you. The Fund may also invest in securities issued or purchased at a discount, such as zero coupon securities, that could require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the
Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

Financial statements for the Fund will be provided in a future filing, as provided under the law.

GENERAL INFORMATION AND HISTORY

Buffalo Mid Cap Fund is a series of Buffalo Funds. Buffalo Funds was organized as a Delaware business trust on February 14, 2001, and is registered under the
Investment Company Act of 1940, as amended, as a open-end management investment company. An unlimited number of shares of beneficial interest in the Trust were established and designated as the Buffalo Mid Cap Fund and an unlimited number of shares have been allocated to such Fund. All shares of the Fund issued by the
Trust have the same rights and privileges as other shares issued by the Fund.
Each full and fractional share issued and outstanding has (1) equal voting rights with respect to matters that affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Trust may create other series of shares of its beneficial interest. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - Shares of the Fund have non-cumulative voting rights, which means that the holders of 50% of the shares voting for the election of
Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

The Funds will not hold annual meetings except as required by the Investment
Company Act of 1940 and other applicable laws.

                             APPENDIX-CREDIT RATINGS

Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions.
Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Description of Commercial Paper Ratings:

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1      Highest Quality
Prime - 2      Higher Quality
Prime - 3      High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)      evaluation of the management of the issuer;

(2)      economic  evaluation of the issuer's  industry or industries and an appraisal of speculative  type risks which may be inherent in certain areas;

(3)      evaluation of the issuer's products in relation to competition and customer acceptance;

(4)      liquidity;

(5)      amount and quality of long-term debt;

(6)      trend of earnings over a period of ten years;

(7)      financial strength of a parent company and relationships which exist with the issuer; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . .Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not as over-whelming.

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

                                BUFFALO FUNDS

                                    PART C

                              OTHER INFORMATION

ITEM 23.    EXHIBITS.

     (a)  Charter Documents.

          (1)  Agreement  and  Declaration  of Trust  for  Buffalo  Funds  dated
               February  14, 2001 is  incorporated  herein by  reference to that
               Registrant's  Registration  Statement  on Form  N-1A  (File  Nos.
               333-56018  and  811-10303)  as filed  with  the SEC via  EDGAR on
               February 21, 2001.

          (2)  Officers'  Certificate  evidencing  the  creation  of the Buffalo
               Science  and  Technology  Fund  series  of  Buffalo  Funds  dated
               September  17, 2001 is  incorporated  herein by reference to that
               Registrant's  Registration  Statement  on Form  N-1A  (File  Nos.
               333-56018  and  811-10303)  as filed  with  the SEC via  EDGAR on
               September 21, 2001.

          (3)  Officers' Certificate  evidencing the creation of the Buffalo Mid
               Cap Fund  series of Buffalo  Funds  dated  September  17, 2001 is
               incorporated   herein   by   reference   to   that   Registrant's
               Registration  Statement  on Form N-1A  (File Nos.  333-56018  and
               811-10303) as filed with the SEC via EDGAR on September 21, 2001.

          (4)  Certificate of Trust for Buffalo Funds as filed with the State of
               Delaware on February 14, 2001 is incorporated herein by reference to that  Registrant's  Registration  Statement on Form N-1A (File
               Nos.  333-56018 and 811-10303) as filed with the SEC via EDGAR on
               February 21, 2001.

     (b)  By-laws.

          By-Laws for Buffalo  Funds are  incorporated  herein by  reference  to
          Registrant's  Registration Statement on Form N-1A (File Nos. 333-56018
          and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

     (c)  Instruments Defining the Rights of Security Holders.

          See Article III,  "Shares" and Article V "Shareholders'  Voting Powers
          and Meetings" of the Registrant's  Agreement and Declaration of Trust.
          See also,  Article II,  "Meetings of Shareholders" of the Registrant's
          By-Laws. The Agreement and Declaration of Trust and the By-Laws of the
          Buffalo Funds are incorporated herein by reference to the Registrant's
          Registration   Statement  on  Form  N-1A  (File  Nos.   333-56018  and
          811-10303) as filed with the SEC via EDGAR on February 21, 2001.

     (d)  Investment Advisory Contracts.

          Management  Agreement between Kornitzer Capital  Management,  Inc. and
          Buffalo  Funds,  on behalf of Buffalo  Science &  Technology  Fund and
          Buffalo Mid Cap Fund series, dated February 14, 2001 is filed herewith as Exhibit No. EX-99.d.

     (e)  Underwriting Contracts.

          Underwriting Agreement between the Buffalo Funds, on behalf of Buffalo
          Science & Technology Fund and Buffalo Mid Cap Fund series, and Jones &
          Babson,  Inc. dated February 14, 2001 is filed herewith as Exhibit No.
          EX-99.e.

     (f)  Bonus or Profit Sharing Contracts.

          Not Applicable.

     (g)  Custodian Agreements.

          Custodian  Agreement  dated May 5, 1997 between UMB Bank, n.a. and the
          Buffalo  Funds,  on behalf of Buffalo  Science &  Technology  Fund and
          Buffalo Mid Cap Fund series, is filed herewith as Exhibit No. EX-99.g.

     (h)  Other Material Contracts.

          Transfer Agency Agreement between Jones & Babson, Inc. and the Buffalo
          Funds,  on behalf of Buffalo Science & Technology Fund and Buffalo Mid
          Cap Fund series,  dated February 14, 2001 is filed herewith as Exhibit
          No. EX-99.h.

     (i)  Legal Opinions.

          Opinion and Consent of Counsel for Buffalo Funds is filed  herewith as
          Exhibit No. EX-99.i.

     (j)  Other Opinions.

          (1)  Consents of Auditors.

               Not applicable.

          (2)  Powers of Attorney.

               Power of Attorney  for Buffalo  Funds is  incorporated  herein by reference  to  Registrant's  Registration  Statement on Form N-1A
               (File Nos.  333-56018  and  811-10303)  as filed with the SEC via
               EDGAR on February 21, 2001.

     (k)  Omitted Financial Statements.

          Not Applicable.

     (l)  Initial Capital Agreements.

          Not Applicable.

     (m)  Rule 12b-1 Plan.

          Not Applicable.

     (n)  Rule 18f-3 Plan.

          Not Applicable.

     (o)  Not Applicable.

     (p)  Codes of Ethics.

          (1)  The  Code  of  Ethics  of  each  of  the   Registrants   and  the
               underwriter,  Jones & Babson,  Inc.,  is  incorporated  herein by reference to Buffalo Funds'  Registration  Statement on Form N-1A
               (File Nos.  333-56018  and  811-10303)  as filed with the SEC via
               EDGAR on February 21, 2001.

          (2)  The Code of Ethics of  Kornitzer  Capital  Management,  Inc.,  is
               incorporated  herein by reference to the amendment to the Buffalo
               Funds'  joint  Registration  Statement  on Form N-1A  (File  Nos.
               333-56018  and  811-10303)  as filed  with  the SEC via  EDGAR on
               February 21, 2001.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

          None.

ITEM 25.  INDEMNIFICATION.

     Article  VII,  Section  2(a) of the  Agreement  and  Declaration  of  Trust
provides  that to the  fullest  extent  that  limitations  on the  liability  of
Trustees  and officers are  permitted  by the Delaware  Business  Trust Act, the officers and Trustees  shall not be  responsible  or liable in any event for any act or omission of: any agent or employee of the Trust;  any Investment  Adviser or  Principal  Underwriter  of the Trust;  or with  respect to each  Trustee and officer, the act or omission of any other Trustee or officer,  respectively. The
Trust,  out of the Trust  Property,  shall  indemnify and hold harmless each and every  officer  and  Trustee  from and  against  any and all claims and  demands whatsoever arising out of or related to such officer's or Trustee's  performance of his or her duties as an officer or Trustee of the Trust.  This  limitation on liability  applies to events  occurring at the time a Person serves as a Trustee or  officer of the Trust  whether or not such  Person is a Trustee or officer at the time of any  proceeding  in which  liability  is  asserted.  Nothing  herein contained shall indemnify,  hold harmless or protect any officer or Trustee from or against any  liability to the Trust or any  Shareholder  to which such Person would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of the duties  involved in the conduct of such
Person's office.

     Article  VII,  Section  2(b)  provides  that every  note,  bond,  contract,
instrument,   certificate  or  undertaking  and  every  other  act  or  document whatsoever  issued,  executed or done by or on behalf of the Trust, the officers or  the  Trustees  or any  of  them  in  connection  with  the  Trust  shall  be conclusively deemed to have been issued,  executed or done only in such Person's capacity  as  Trustee  and/or  as  officer,  and such  Trustee  or  officer,  as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     Kornitzer Capital  Management,  Inc. is a federally  registered  investment adviser that provides investment management services to the Buffalo Funds family of mutual funds and the AFBA 5Star Funds family of funds. Kornitzer also manages the assets of non-fund advisory clients.

ITEM 27. PRINCIPAL UNDERWRITER.

     (a)  Jones  &  Babson,   Inc.,  the  only  principal   underwriter  of  the
          Registrant, also acts as principal underwriter for the following:

            David L. Babson Growth Fund, Inc.
            Babson Enterprise Fund, Inc.
            Babson Enterprise Fund II, Inc.
            D.L. Babson Money Market Fund, Inc.
                  -Babson Money Market Fund
            D.L. Babson Tax-Free Income Fund, Inc.
                  -Babson Tax-Free Income Fund
            D.L. Babson Bond Trust
                  -Portfolio L
                  -Portfolio S
            Babson Value Fund, Inc.
            Shadow Stock Fund, Inc.
            Babson-Stewart Ivory International Fund, Inc.
            Buffalo Balanced Fund, Inc.
            Buffalo Equity Fund, Inc.
            Buffalo High Yield Fund, Inc.
            Buffalo Small Cap Fund, Inc.
            Buffalo USA Global Fund, Inc.
            Buffalo Funds
                  -Buffalo Science & Technology Fund
                  -Buffalo Mid-Cap Fund
            Investors Mark Series Fund, Inc.
            J&B Funds
                  -J&B Small-Cap International Fund
                  -J&B Small-Cap Aggressive Growth Fund
                  -J&B Mid-Cap Aggressive Growth Fund

     (b)  Herewith  is the  information  required  by the  following  table with respect to each director,  officer or partner of the only  underwriter named in answer to Item 20 of Part B:

    Name and Principal          Position & Offices        Positions & Offices
     Business Address            with Underwriter           with Registrant
     ----------------            ----------------           ---------------
     Stephen S. Soden              Chairman and          President, Chairman,
     700 Karnes Blvd.                Director                 and Trustee
     Kansas City, MO
     64108-3306

     Michael K. Deardorff            Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     David A. Gates                  Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     Edward S. Ritter                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     Robert N. Sawyer                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     David L. Higley                 Director                    None
     700 Karnes Blvd
     Kansas City, MO
     64108-3306

     P. Bradley Adams                Director             Vice President and
     700 Karnes Blvd.           Vice President and             Treasurer
     Kansas City, MO                Treasurer
     64108-3306

     Martin A. Cramer           Vice President and        Vice President and
     700 Karnes Blvd.               Secretary                  Secretary
     Kansas City, MO
     64108-3306

     (c)  The  principal  underwriter  does  not  receive  any  remuneration  or compensation  for the duties or services  rendered  to the  Registrant pursuant to the principal underwriting agreement.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     Each account,  book or other document  required to be maintained by Section
31(a) of the  Investment  Company  Act of 1940,  as  amended  and  Rules (17 CFR
270-31a-1 to 31a-3)  promulgated  thereunder,  is in the physical  possession of
Jones & Babson,  Inc.,  at BMA Tower,  700 Karnes Blvd.,  Kansas City,  Missouri
64108-3306 and Kornitzer Capital Management, Inc., 5420 West 61st Place, Shawnee
Mission, KS, 66205-3084.

ITEM 29. MANAGEMENT SERVICES.

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

     Registrant  undertakes  that,  if  requested  to do so by the holders of at least  10% of  the  Registrant's  outstanding  shares,  to  call  a  meeting  of shareholders  for the  purpose  of voting  upon the  question  of  removal  of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant certifies  that it  meets  all of the  requirements  for  effectiveness  of this registration statement under rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned,  duly authorized, in the City of Kansas City, and the State of Missouri on the 4th day
of December, 2001.

                                          Buffalo Funds

                                          /s/Stephen S. Soden
                                          Stephen S. Soden
                                          Chairman and President

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed below by the following persons in the capacities and the date(s)
indicated.

Signature                     Title                         Date
---------                     -----                         ----

/s/Stephen S. Soden        President,Treasurer and          December 4, 2001
Stephen S. Soden           Principal Financial Officer

/s/P. Bradley Adams        Vice President and Treasurer     December 4, 2001
P. Bradley Adams

/s/Gene M. Betts*          Trustee                          December 4, 2001
Gene M. Betts

/s/Thomas S. Case*         Trustee                          December 4, 2001
Thomas S. Case

/s/Kent W. Gasaway*        Trustee                          December 4, 2001
Kent W. Gasaway

/s/J. Gary Gradinger*      Trustee                          December 4, 2001
J. Gary Gradinger

/s/Philip J. Kennedy*      Trustee                          December 4, 2001
Philip J. Kennedy

   * By:  /s/P. Bradley Adams
         P. Bradley Adams
         (Pursuant to Power of Attorney)

                                EXHIBIT INDEX

Exhibit                                                  Exhibit No.
-------                                                  -----------

Management Agreement between Kornitzer Capital             EX-99.d
Management, Inc. and Buffalo Funds

Underwriting Agreement between the Buffalo Funds           EX-99.e
and Jones & Babson, Inc.

Custodian Agreement dated May 5, 1997 between              EX-99.g
UMB Bank, n.a. and Buffalo Funds

Transfer Agency Agreement between Jones &              EX-99.h
Babson, Inc. and Buffalo Funds

Opinion and Consent of Counsel for Buffalo Funds           EX-99.i

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